SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE LEASES (Details) - USD ($)	Jul. 31, 2022	Oct. 31, 2021	Mar. 26, 2021	Mar. 25, 2021	Oct. 31, 2020
Leases
2022 (Remaining)	$ 7,000
2023	13,000	29,000
2023		12,000
Total minimum lease payments	20,000	41,000
Less: Imputed interest	1,000	(1,000)
Total	$ 19,000	$ 40,000	$ 5,628,000	$ 43,000	$ 6,017,000